Fair value measurement - Fair value disclosed (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Total	$ (10,826)	$ (7,405)
Loans
Financial instruments
Financial assets at amortised cost	10,711	12,996
Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities at amortised cost	(3,188)	(3,891)
Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(6,633)	(5,594)
Operational borrowings (excluding lease liabilities)
Financial instruments
Financial liabilities at amortised cost	(1,948)	(2,015)
Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	(9,768)	(8,901)
Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Total	(11,400)	(7,823)
Assets and liabilities at amortised cost for which fair value is disclosed | Loans
Financial instruments
Financial assets at amortised cost	11,330	13,511
Assets and liabilities at amortised cost for which fair value is disclosed | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities at amortised cost	(3,218)	(3,957)
Assets and liabilities at amortised cost for which fair value is disclosed | Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(7,518)	(6,227)
Assets and liabilities at amortised cost for which fair value is disclosed | Operational borrowings (excluding lease liabilities)
Financial instruments
Financial liabilities at amortised cost	(1,948)	(2,015)
Assets and liabilities at amortised cost for which fair value is disclosed | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	(10,046)	(9,135)
Assets and liabilities at amortised cost for which fair value is disclosed | Level 2
Financial instruments
Total	(8,783)	(6,425)
Assets and liabilities at amortised cost for which fair value is disclosed | Level 2 | Loans
Financial instruments
Financial assets at amortised cost	2,027	1,865
Assets and liabilities at amortised cost for which fair value is disclosed | Level 2 | Core structural borrowings of shareholder-financed businesses
Financial instruments
Financial liabilities at amortised cost	(7,518)	(6,227)
Assets and liabilities at amortised cost for which fair value is disclosed | Level 2 | Operational borrowings (excluding lease liabilities)
Financial instruments
Financial liabilities at amortised cost	(1,948)	(2,015)
Assets and liabilities at amortised cost for which fair value is disclosed | Level 2 | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	(1,344)	(48)
Assets and liabilities at amortised cost for which fair value is disclosed | Level 3
Financial instruments
Total	(2,617)	(1,398)
Assets and liabilities at amortised cost for which fair value is disclosed | Level 3 | Loans
Financial instruments
Financial assets at amortised cost	9,303	11,646
Assets and liabilities at amortised cost for which fair value is disclosed | Level 3 | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities at amortised cost	(3,218)	(3,957)
Assets and liabilities at amortised cost for which fair value is disclosed | Level 3 | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities at amortised cost	$ (8,702)	$ (9,087)